Taxes (Details) - Schedule of Income Before Provision for Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision	$ 88,277	$ 287,640
Cayman Islands [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision	403,760	193,068
PRC [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision	644,983	1,274,683
United States [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision	$ (960,466)	$ (1,180,111)